Share-based Compensation - Weighted Average (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 26, 2021 $ / shares shares	Sep. 30, 2019 $ / shares shares	Jun. 30, 2020	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2019 $ / shares shares	Jun. 30, 2018 $ / shares shares
2018 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding and exercisable, beginning		7,502,470			7,502,470	8,998,465
Granted/Vested	750,247				0	0
Forfeited				(235,613)
Repurchased						(1,495,995)
Outstanding and exercisable, Ending				2,014,387		7,502,470	8,998,465
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life, outstanding and exercisable				1 year 5 months 23 days		3 months	1 year 3 months
Weighted Average Remaining Contractual Life, Granted/Vested	1 year 1 month 9 days	0 years				0 years
Weighted Average Remaining Contractual Life, repurchased						1 year 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, outstanding and exercisable beginning | $ / shares		$ 1.55			$ 1.55	$ 1.50
Weighted Average Exercise Price, granted/vested | $ / shares	$ 16.43
Weighted Average Exercise Price, forfeited | $ / shares				$ 0.74
Weighted Average Exercise Price, Repurchased | $ / shares						1.23
Weighted Average Exercise Price, outstanding and exercisable ending | $ / shares				$ 5.29		$ 1.55	$ 1.50
2019 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted/Vested	1,499,753			2,250,000
Forfeited				(235,613)
Replaced by 2019 Option plan					(7,502,470)
Exercisable, Ending				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life, outstanding and exercisable			0 years
Weighted Average Remaining Contractual Life, Granted/Vested	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Replaced | $ / shares		1.55